Property and Equipment, Net (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Depreciation	$ 3,127	$ 2,132	$ 18,276	$ 5,412